Income Taxes (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Computed "expected" income tax benefit						$ (113,828)
State income tax benefit, net of federal benefit						15,209
Change in valuation allowance						(191,667)
Permanent differences, net						(106,919)
Change in federal income tax rate						120,784
IRC section 382 limitations on future NOL utilization						249,208
Write-off of property & equipment deferred tax asset						27,213
Provision for income taxes